Interest income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and balances with the Central Bank	$ 2,361	$ 2,081	$ 1,418
Hedging derivatives	2,858	1,895	703
Other interest income	125	168	87
Total interest income except interest income on financial assets at fair value through profit or loss	99,537	98,002	77,453
Financial assets except for those at fair value through profit or loss starting January 1, 2018.
Financial assets
Loans and advances to credit institutions	2,178	4,804	2,832
Loans and advances to customers	81,976	72,263	59,264
Debt instruments	$ 10,039	$ 16,791	$ 13,149